Notes Payable and Note Payable - Related Party	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Notes Payable and Note Payable - Related Party

Note 9 - Notes Payable and Note Payable – Related Party

Notes Payable

During December 2017, the Company borrowed an aggregate of $275,000 pursuant to two promissory notes, which bore interest at 10% per annum. The notes were repaid in full during January 2018. The Company incurred interest expense of $958 and $1,188 during the year ended December 31, 2018 and 2017, respectively in connection with these notes.

On May 15, 2018, the Company received aggregate proceeds of $722,500 in exchange for certain promissory notes (the “May Notes”) in the aggregate principal amount of $850,000 and 55,000 shares of the Company’s common stock, net of commissions of $27,500. The $27,500 commission and the original issue discount of $100,000 were recorded as debt discount, and the relative fair value of the common stock issued in connection with the May Notes of $228,966 was recorded as a debt discount with a corresponding credit to additional paid-in capital. The May Notes bore interest between 0-10% per annum and were repaid in full upon the consummation of the IPO on June 4, 2018. The Company incurred $4,911 of interest expense during the year ended December 31, 2018 in connection with the May Notes.

Note Payable – Related Party

The Company had a note payable to a related party (the “Related Party Note”), of which the Company’s Former President and Vice President of Operations were officers, and of which a member of the Company’s Board of Directors is a shareholder. The Related Party Note, as amended, bore interest at 6% per annum and matured on May 10, 2018. On April 26, 2018, the outstanding principal balance and accrued interest of the Related Party Note was amended such that the note became convertible into common stock at a conversion price of $4.30, and on the same day, principal and interest in the aggregate of $150,553 due in connection with the Related Party Note was converted into 35,012 shares of common stock. The Company incurred interest expense of $4,078 and $21,283 during the years ended December 31, 2018 and 2017, respectively, in connection with the Related Party Note.